REVENUE - Revenue by Service (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenue	$ 140,664	$ 103,968	$ 90,452
Online
Disaggregation of Revenue [Line Items]
Revenue	140,664	97,440	64,378
In-person
Disaggregation of Revenue [Line Items]
Revenue	$ 0	$ 6,528	$ 26,074